Investments in associates - Share of income/(loss) in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments in associates
Share of income/(loss) in associates (Note 10)	$ 31,083	$ (996)	$ 7,108
Sociedad Aeroportuaria Kuntur Wasi S.A.
Investments in associates
Share of income/(loss) in associates (Note 10)	22,378	(666)	(84)
Navinten S.A.
Investments in associates
Share of income/(loss) in associates (Note 10)	(168)	(263)	7,292
Corpoandino S.A.
Investments in associates
Share of income/(loss) in associates (Note 10)	8,880
Others
Investments in associates
Share of income/(loss) in associates (Note 10)	$ (7)	$ (67)	$ (100)